CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (2,247)	$ 8,236
Other comprehensive income (loss)
Change in foreign currency translation adjustment	413	(933)
Cash flow hedges:
Change in net unrealized losses	2,677	(972)
Amounts reclassified into net income (loss)	(733)	139
Net change	1,944	(833)
Other comprehensive income (loss), net	2,357	(1,766)
Total of comprehensive income	$ 110	$ 6,470